Finance expenses (Tables)	12 Months Ended
Dec. 31, 2021
Finance Expenses
Schedule of Finance Expenses

	For the year ended December 31
	2021	2020	2019
	NIS in thousands

Interest in respect of loan from related party	43	174	1,801
Expenses in respect of fees and interest	4,627	264	134
Exchange differences	4,536	-	1,320
Interest expense in respect of lease liability	375	90	37
Total finance expenses	9,581	528	3,292